Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
Basic and diluted earnings per share of Class A and Class B common stock is computed by dividing net income/(loss) by the weighted average number of Class A and Class B common stock outstanding during the same period. Diluted earnings per share is calculated using our weighted-average outstanding common shares including the dilutive effect of stock awards as determined under the treasury stock method.
The following table presents our basic and diluted earnings per share:

	Year Ended December 31,
(€ thousands, except per share data)	2023	2022	2021
Numerator:
Net income/(loss)	€(164,476)	€(127,218)	€10,704

Denominator:
Weighted average shares of Class A and Class B common stock outstanding:
Basic	344,937	357,551	357,525
Diluted	344,937	357,551	367,240

Net income/(loss) per share:
Basic	€(0.48)	€(0.36)	€0.03
Diluted	€(0.48)	€(0.36)	€0.03
Diluted weighted average common shares outstanding in 2023 and 2022 do not include the effects of the exercise of outstanding stock options and RSUs as the inclusion of these instruments would have been anti-dilutive.